Derivative Liability	12 Months Ended
Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Liability

NOTE 9: DERIVATIVE LIABILITY

During the years ending December 31, 2016 and 2015, the Company had the following activity in their derivative liability account:

	Warrants	Conversion Feature	Total
Derivative Liability at December 31, 2014	1,263,929	10,238,451	11,502,380
Derivative Liability Recorded on New Instruments	-	698,705	698,705
Elimination of Liability on Conversion	-	(79,044)	(79,044)
Change in Fair Value	(549,528)	(7,337,497)	(7,887,025)
Derivative Liability at December 31, 2015	714,401	3,520,615	4,235,016
Derivative Liability Recorded on New Instruments	-	6,150,026	6,150,026
Elimination of Liability on Conversion	(1,266,795)	(10,381,138)	(11,647,933)
(Gain) on Settlement of Debt	-	(656,930)	(656,930)
Change in Fair Value	552,452	1,691,901	(2,244,353)
Derivative Liability at December 31, 2016	58	324,474	324,532

The Company uses the Black-Scholes pricing model to estimate fair value for those instruments convertible into common stock at inception, at conversion date, and at each reporting date. During the year ending December 31, 2016, and 2015, the Company used the following assumptions in their Black-Scholes model:

	December 31, 2016		December 31, 2015
	Warrants	Conversion Feature	Warrants	Conversion Feature
Risk-free interest rate	0.46% - 1.38%	0.12% - 0.85%	0.65% - 1.31%	0.02% - 0.25%
Expected life in years	0.53 - 4.08	0.01 - 1.00	0.70 - 4.00	0.07 - 0.94
Dividend yield	0%	0%	0%	0%
Expected volatility	156.29% - 273.70%	115.46% - 239.93%	197.83% - 263.33%	279.01% - 555.60%